S000009910 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.41%	6.83%	12.90%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	11.92%	6.49%	12.55%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	3.22%	8.35%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.57%	4.00%	8.48%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	12.44%	6.90%	13.00%